Note 15 - Income Tax - Schedule of Temporary Tax Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Unrecognized temporary differences	$ 182,835	$ 149,773
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	75,830	51,652
Non capital loss carryforwards [member] | Country of domicile [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	72,286	48,769
Non capital loss carryforwards [member] | Country of domicile [member] | Not later than one year [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	33	31
Non capital loss carryforwards [member] | Country of domicile [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	384	361
Non capital loss carryforwards [member] | Country of domicile [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	1,532	1,440
Non capital loss carryforwards [member] | Country of domicile [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	3,621	3,402
Non capital loss carryforwards [member] | Country of domicile [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	15,094	8,340
Non capital loss carryforwards [member] | Country of domicile [member] | Later than five years and not later than six years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	15,554	14,318
Non capital loss carryforwards [member] | Country of domicile [member] | Later than six years and not later than seven years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	23,513	20,877
Non capital loss carryforwards [member] | Country of domicile [member] | Later than seven years and not later than eight years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	12,555	0
Exploration and evaluation properties [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	21,459	20,630
Property, plant, and equipment [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	43,299	39,973
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	27,994	26,835
Other temporary differences [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	$ 14,253	$ 10,683